Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Bond Fund))	0 Months Ended
	Jan. 28, 2013
Citigroup Non-U.S. Dollar World Government Bond Index
Average Annual Return:
1 Year	1.51%
5 Years	5.24%
10 Years (or life of class, if less)	6.38%
Citigroup Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.42%	[1]
JP Morgan Government Bond Index
Average Annual Return:
1 Year	16.76%
5 Years	8.93%
10 Years (or life of class, if less)	12.29%
JP Morgan Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	12.03%	[1]
JP Morgan Emerging Markets Bond Index
Average Annual Return:
1 Year	17.44%
5 Years	10.06%
10 Years (or life of class, if less)	10.97%
JP Morgan Emerging Markets Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	9.86%	[1]
Class A
Average Annual Return:
1 Year	5.51%
5 Years	4.97%
10 Years (or life of class, if less)	8.98%
Inception Date	Jun. 15, 1995
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.01%
5 Years	3.18%
10 Years (or life of class, if less)	6.90%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.66%
5 Years	3.20%
10 Years (or life of class, if less)	6.58%
Class B
Average Annual Return:
1 Year	5.01%
5 Years	4.77%
10 Years (or life of class, if less)	8.99%
Inception Date	Jun. 15, 1995
Class C
Average Annual Return:
1 Year	9.21%
5 Years	5.26%
10 Years (or life of class, if less)	8.74%
Inception Date	Jun. 15, 1995
Class N
Average Annual Return:
1 Year	9.54%
5 Years	5.58%
10 Years (or life of class, if less)	9.09%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	11.25%
5 Years	6.33%
10 Years (or life of class, if less)	8.59%
Inception Date	Sep. 27, 2004

[1]	From 9-30-04